Non-Controlling Interests - Summary of Financial Information of Material Non-controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Summarized balance sheet information
Current assets	$ 28,814	$ 18,281	[1]	$ 23,960	[1]
Non-current assets	207,834	215,587	[1]	224,251	[1]
Current liabilities	34,841	34,826	[1]	36,625	[1]
Non-current liabilities	117,254	127,153	[1]	131,383	[1]
Equity attributable to equity holders	75,722	64,485	[1]	72,576	[1]
Non-controlling interests	8,831	7,404	[1]	7,624	[1]
Summarized income statement and comprehensive income information
Revenue	52,329	53,041	[2]	54,859	[2]
Net income	10,414	5,688	[3]	9,166	[3]
Attributable to:
Equity holders	9,171	4,370	[2]	7,990	[2]
Non-controlling interests	1,243	1,318	[2]	1,176	[2]
Net income	10,414	5,688	[3]	9,166	[3]
Other comprehensive income	498	(7,756)	[3]	1,040	[3]
Total comprehensive income	10,912	(2,068)	[3]	10,205	[3]
Attributable to:
Equity holders	10,044	(2,998)	[3]	8,831	[3]
Non-controlling interests	867	930	[3]	1,374	[3]
Summarized cash flow information
Cash flow from operating activities	13,396	14,181		14,920
Cash flow from investing activities	(5,073)	(3,857)		7,865
Cash flow from financing activities	(8,512)	(14,327)		(21,334)
Ambev [member]
Summarized balance sheet information
Current assets	6,853	6,537
Non-current assets	18,389	18,165
Current liabilities	6,205	6,506
Non-current liabilities	3,517	3,368
Equity attributable to equity holders	15,203	14,516
Non-controlling interests	317	311
Summarized income statement and comprehensive income information
Revenue	13,347	13,819		14,961
Net income	3,093	3,122		2,422
Attributable to:
Equity holders	2,989	3,025		2,260
Non-controlling interests	104	97		162
Net income	3,093	3,122		2,422
Other comprehensive income	(193)	629		809
Total comprehensive income	2,900	3,751		3,231
Attributable to:
Equity holders	2,801	3,620		3,060
Non-controlling interests	99	130		171
Summarized cash flow information
Cash flow from operating activities	4,664	5,089		5,754
Cash flow from investing activities	(1,228)	(1,011)		(960)
Cash flow from financing activities	(3,117)	(3,799)		(4,190)
Net increase/(decrease) in cash and cash equivalents	319	279		605
Budweiser APAC [Member]
Summarized balance sheet information
Current assets	2,108	2,680	[4]
Non-current assets	13,200	13,182	[5]
Current liabilities	4,493	4,468	[4]
Non-current liabilities	931	1,222	[4]
Equity attributable to equity holders	9,836	10,153	[4]
Non-controlling interests	48	19	[4]
Summarized income statement and comprehensive income information
Revenue	6,546	6,740	[5]	6,099	[5]
Net income	908	959	[5]	572	[5]
Attributable to:
Equity holders	898	958	[5]	574	[5]
Non-controlling interests	10	1	[5]	(2)	[5]
Net income	908	959	[5]	572	[5]
Other comprehensive income	(229)	(500)	[5]	926	[5]
Total comprehensive income	679	459	[5]	1,498	[5]
Attributable to:
Equity holders	665	458	[5]	1,500	[5]
Non-controlling interests	14	1	[5]	(2)	[5]
Summarized cash flow information
Cash flow from operating activities	1,338	1,684	[5]	1,331	[5]
Cash flow from investing activities	(693)	(472)	[5]	(532)	[5]
Cash flow from financing activities	(1,358)	(1,237)	[5]	(187)	[5]
Net increase/(decrease) in cash and cash equivalents	$ (713)	$ (25)	[5]	$ 612	[5]

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.
[2]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[3]	The consolidated statements of comprehensive income for 2018 and 2017 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.
[4]	2018 reflects the combined financial information that presents the historical financial information of the business of the Asia Pacific region of AB InBev, excluding Australia, and includes the assets, liabilities, revenue, expenses and cash flows attributable to all entities in the region, which are primarily in China, South Korea, India, Vietnam and Japan.
[5]	2018 and 2017 reflect the combined financial information that presents the historical financial information of the business of the Asia Pacific region of AB InBev, excluding Australia, and includes the assets, liabilities, revenue, expenses and cash flows attributable to all entities in the region, which are primarily in China, South Korea, India, Vietnam and Japan.